Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Company's Employee Share Option Activity

The following table summarizes the Company’s employee share option activity under the share option plans:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$
Outstanding, January 1, 2013	7,675,000	2.20	2.38	8.54	11,513
Granted on May 27, 2013	560,000	2.20	3.03
Granted on October 22, 2013	228,000	2.20	9.63/9.69
Exercised	—	—	—
Forfeited	(797,500)	2.20

Outstanding, December 31, 2013	7,665,500	2.20	2.65	7.74	263,617

Vested or expected to vest at December 31, 2013	7,620,600	2.20	2.64	7.73	262,072

Exercisable as of December 31, 2013	3,330,000	2.20	2.38	7.47	114,519

Schedule of Restricted Shares Activity

Restricted Shares

Restricted shares activity for the year ended December 31, 2013 was as follows:

	Numbers of shares	Weighted average grant date fair value
		US$
Outstanding, January 1, 2013	—	—
Granted	400,000	12.38
Vested	—
Forfeited	—

Outstanding, December 31, 2013	400,000	12.38

Expected to vest, December 31, 2013	400,000	12.38

Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model

The Company calculated the estimated fair value of the share-based awards on the respective grant dates using the binomial option pricing model with the following assumptions:

	6 May, 2011		1 Aug, 2011		8 Oct, 2011		19 Dec, 2011		1 Jul, 2012		27 May, 2013		22 Oct, 2013
Fair value of ordinary share	US$	3.69	US$	3.44	US$	3.68	US$	3.68	US$	3.70	US$	4.58	US$	11.64
Risk-free interest rates		3.27%		2.90%		2.14%		1.89%		1.73%		2.07%		2.60%
Expected exercise multiple		2.2		2.2		2.2		2.2		2.2		2.2		2.2
Expected volatility		61.90%		60.50%		60.70%		60.80%		60.40%		55.49%		53.70%
Expected dividend yield		0.00%		0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Weighted average fair value per option granted	US$	2.40	US$	2.18	US$	2.37	US$	2.41	US$	2.36	US$	3.03	US$ US$	9.63/ 9.69

Schedule of Share-Based Compensation Expenses

Share-based compensation expenses recorded in continuing operations relating to options granted to employees recognized for the year ended December 31, 2013 is as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Cost of revenues	3,247	6,553	6,534	1,079
Sales and marketing expenses	1,138	4,177	4,375	723
General and administration expenses	8,049	15,734	11,738	1,939
Product development expenses	541	2,678	2,961	489

	12,975	29,142	25,608	4,230